Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Deferred tax assets and liabilities [abstract]
Inventories	$ 77.5	$ 75.3
Income taxes and related receivables	(3.9)	(3.1)
Trade payables and accruals	18.7	16.3
Provisions	143.9	98.7
Other financial liabilities	5.1	13.2
Lease liabilities	12.6	10.8
Deferred revenues	21.9	18.4
Other financial asset	(15.4)	(15.8)
Other	(4.6)	(5.6)
Deferred tax assets (liabilities), Current	255.8	208.2
Property, plant and equipment	(73.2)	(71.5)
Intangible assets	(55.6)	(71.3)
Right-of-use assets	(47.5)	(43.1)
Provisions	33.2	26.7
Long-term debt	2.6	8.8
Lease liabilities	39.9	36.6
Deferred revenues	23.4	32.1
Employee future benefit liabilities	30.3	32.1
Other non-current liabilities	(6.9)	(7.7)
Other	12.6	2.4
Deferred tax assets (liabilities), Non-current	(41.2)	(54.9)
Related to non-capital losses carried forward	40.7	63.3
Related to capital losses carried forward	29.2	25.4
Deferred tax assets (liabilities), Gross	284.5	242.0
Unrecognized tax benefits	(52.9)	(43.0)
Total	$ 231.6	$ 199.0